Long-term debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Lampung facility:
Export credit tranche	$146,311	$153,755
FSRU tranche	37,428	39,517
Gallant facility:
Commercial tranche	134,962	139,701
Export credit tranche	38,500	40,333
Outstanding principal	357,201	373,306
Lampung facility unamortized debt issuance cost	(10,514)	(11,745)
Gallant facility unamortized fair value of debt assumed	1,094	1,282
Total debt	347,781	362,843
Less: Current portion of long-term debt	(32,208)	(32,208)
Long-term debt	$315,573	$330,635